BIOLOGICAL ASSETS - Disclosure of detailed information about fair value adjustment to biological assets and inventory sold (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of detailed information about biological assets [abstract]
Realized fair value amounts included in inventory sold	$ (19,489)	$ (39,455)
Increase in fair value on growth of biological assets	31,726	73,975
Adjustment to net realizable value of inventory on hand at year end	(16,232)	(72,801)
Fair value adjustments to biological assets, inventories sold, and other charges	$ (3,995)	$ (38,281)